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                     TIFF INVESTMENT PROGRAM, INC. ("TIP")
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001
                     SUPPLEMENT DATED AS OF OCTOBER 1, 2001



Effective October 1, 2001, Quasar Distributors, LLC ("Quasar") replaced First Fund Distributors, Inc. ("First Fund") as TIP's distributor. The terms of the Distribution Agreement dated October 1, 2001 among TIP, Investors Bank & Trust Company ("Investors Bank") and Quasar are identical to the terms of the Distribution Agreement dated January 1, 2000 among TIP, Investors Bank and First Fund. All references to First Fund should now be read as Quasar.